Project debt, Repayment schedule (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Repayment schedule [Abstract]
Project debt	$ 4,931,347	$ 5,091,114
Remainder of 2019 [Member]
Repayment schedule [Abstract]
Payment of interests accrued	60,867
Nominal repayment	143,888
Between January and September 2020 [Member]
Repayment schedule [Abstract]
Project debt	99,300
Between October and December 2020 [Member]
Repayment schedule [Abstract]
Project debt	139,994
2021 [Member]
Repayment schedule [Abstract]
Project debt	258,445
2022 [Member]
Repayment schedule [Abstract]
Project debt	288,527
2023 [Member]
Repayment schedule [Abstract]
Project debt	313,918
Subsequent Years [Member]
Repayment schedule [Abstract]
Project debt	$ 3,626,409